Commitments, Contingent Liabilities and Restriction Placed In Respect of Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2012, were as follows:

$ in thousands
Year ending December 31:
2013	9,118
2014	7,041
2015	6,136
2016	4,303
2017	4,214
2018 - 2021	15,840

46,652